FSS3 P1 10/20

SUPPLEMENT DATED OCTOBER 22, 2020

TO THE PROSPECTUS DATED JANUARY 1, 2020

OF

FRANKLIN TEMPLETON SMACS: SERIES E

FRANKLIN TEMPLETON SMACS: SERIES I

FRANKLIN TEMPLETON SMACS: SERIES CH

FRANKLIN TEMPLETON SMACS: SERIES H

(each a series of Franklin Strategic Series)

Effective November 2, 2020, the prospectus will be amended as follows:

I. For Franklin Templeton SMACS: Series CH the portfolio management team under the “FUND SUMMARIES –Portfolio Managers” section in the prospectus is replaced with the following:

Portfolio Managers

John Wiley   Senior Vice President of Advisers and portfolio manager of the Fund since inception (2019).

Christopher Sperry, CFA   Vice President of Advisers and portfolio manager of the Fund since inception (2019).

John Bonelli  Vice President of Advisers and portfolio manager of the Fund since November 2020.

Michael  Conn  Vice President of Advisers and portfolio manager of the Fund since November 2020.

II. For Franklin Templeton SMACS: Series H, the portfolio management team under the “FUND SUMMARIES –Portfolio Managers” section in the prospectus is replaced with the following:

Portfolio Managers

Ben Barber, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since August 2020.

Daniel Workman, CFA   Vice President of Advisers and portfolio manager of the Fund since inception (2019).

Francisco Rivera   Vice President of Advisers and portfolio manager of the Fund since inception (2019).

James Conn, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since November 2020.

III. For Franklin Templeton SMACS: Series CH, the portfolio management team under the “Fund Details – Management” section in the prospectus is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in municipal securities. The portfolio managers of the team are as follows:

John Wiley   Senior Vice President of Advisers

Mr. Wiley has been a lead portfolio manager of the Fund since its inception. He joined Franklin Templeton in 1989.

Christopher Sperry, CFA   Vice President of Advisers

Mr. Sperry has been a lead portfolio manager of the Fund since its inception. He joined Franklin Templeton in 1996.

John Bonelli   Vice President of Advisers

Mr. Bonelli has been a portfolio manager of the Fund since November 2020. He joined Franklin Templeton in 2010.

Michael Conn   Vice President of Advisers

Mr. Conn has been a portfolio manager of the Fund since November 2020. He joined Franklin Templeton in 2006.

Messrs. Wiley, Sperry, Bonelli and Conn are jointly and primarily responsible for the day-to-day management of the Fund. Each manager has equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

IV. For Franklin Templeton SMACS: Series H, the portfolio management team under the “Fund Details – Management” section in the prospectus is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in municipal securities. The portfolio managers of the team are as follows:

Ben Barber, CFA   Senior Vice President of Advisers

Mr. Barber has been a portfolio manager of the Fund since August 2020. He is the Director of Franklin's Municipal Bond Department. Prior to joining Franklin Templeton, he was co-head of municipal bonds at Goldman Sachs Asset Management. He first joined Franklin Templeton in 1991 and rejoined again in April 2020.

Daniel Workman, CFA   Vice President of Advisers

Mr. Workman has been an analyst or portfolio manager of the Fund since inception. He joined Franklin Templeton in 2003.

Francisco Rivera   Vice President of Advisers

Mr. Rivera has been an analyst or portfolio manager of the Fund since its inception. He joined Franklin Templeton in 1994.

James Conn, CFA   Senior Vice President of Advisers

Mr. Conn has been a portfolio manager of the Fund November 2020. He joined Franklin Templeton in 1996.

Messrs. Barber, Workman, Rivera and Conn are jointly and primarily responsible for the day-to-day management of the Fund. Each manager has equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Please keep this supplement with your prospectus for future reference.